INTANGIBLE ASSETS NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS NET (Details)
Online course and software copyrights	$ 602,375	$ 633,300
Software copyrights	15,322	0
Less: accumulated amortization	242,546	210,028
Intangible asset, net	$ 375,151	$ 423,272